Benefit Plans (Benefit Plan Funded Status and Components of Net Periodic Pension Cost) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Benefit Plans [Abstract]
Benefit obligation, beginning	$ 5,065	$ 4,043
Interest cost	248	256
Actuarial loss (gain)	481	957
Benefits paid	(219)	(191)
Benefit obligation, ending	5,575	5,065
Fair value of assets, beginning	4,298	4,157
Actual return on plan assets	429	332
Fair value of assets, ending	4,508	4,298
Accumulated benefit obligation	5,575	5,065
Projected benefit obligation	(5,575)	(5,065)
Funded status	(1,067)	(767)
Accrued pension cost included in other liabilities	$ (1,067)	$ (767)